Financial risks (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	1.00%
Foreign exchange risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	5.00%
Effect of variance on net earnings	$ 3.6	$ 5.3
Other price risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	10.00%
Effect of variance on other comprehensive income	$ 5.4	1.2
Credit risk [Member]
Disclosure of Financial Risks [Line Items]
Expected credit loss	$ 34.2	$ 33.1